Investments in associates - Summary of transactions between the group and its associates (Details) - Associates - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [line items]
Sales to related parties	$ 1,042	$ 852	$ 855
Related party receivable	417	201	169
Purchases of goods, related party	6,199	7,683	4,926
Related party payables	$ 2,086	$ 2,072	$ 1,280